Average Annual Total Returns (Invesco V.I. Core Equity Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Index
Average Annual Total Returns
Label	Russell 1000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Lipper VUF Large-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Large-Cap Core Funds Index
1 Year	13.43%
5 Years	2.25%
10 Years	0.85%
Series II shares, Invesco V.I. Core Equity Fund
Average Annual Total Returns
Label	Series II shares: Inception (10/24/01) [1]
Inception Date	Oct. 24, 2001
1 Year	9.25%
5 Years	4.12%
10 Years	1.18%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 2, 1994.